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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A
(Amendment No. 1)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of registrant as specified in charter)

4735 S. DURANGO DR., SUITE #105	89147
(Address of principal executive offices)	(Zip code)

JAY H. BROWN, 520 S. FOURTH ST., LAS VEGAS, NV 89101
(Name and address of agent for service)

Registrant’s telephone number, including area code: (702) 227-9800

Date of fiscal year end: DECEMBER 31, 2006

Date of reporting period: JUNE 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

This Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR/A (“Report”) of American Vantage Companies (the “Company”) for the six months ended June 30, 2006, contains an amendment to the original Report filed on April 16, 2007 (the “Original Form N-CSR”) to include certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. The amendment has no effect on reported consolidated financial statements and related notes for the six months ended June 30, 2006. In connection with the amendment, changes have been made to “Item 12 - Exhibits”. This Form N-CSR/A sets forth all information and disclosures required to be included in the Original Form N-CSR. This Form N-CSR/A is effective for all purposes as of the date of the filing of the Original Form N-CSR.

Item 1.  Reports to Stockholders.

AMERICAN VANTAGE COMPANIES

SEMI-ANNUAL REPORT

JUNE 30, 2006

[THIS PAGE INTENTIONALLY LEFT BLANK]

TABLE OF CONTENTS

Page

President’s Letter	1

Consolidated Statement of Assets and Liabilities as of June 30, 2006 (unaudited)	2

Consolidated Statements of Operations from January 1, to March 20, 2006
and March 21, to June 30, 2006 (unaudited)	3

Consolidated Statement of Changes in Net Assets from March 21, to
June 30, 2006 (unaudited)	4

Consolidated Statements of Cash Flows from January 1, to March 20, 2006
and March 21, to June 30, 2006 (unaudited)	5

Notes to Consolidated Financial Statements (unaudited)	6

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dear Shareholders:

In March 2005, we sold our American Vantage Media Corporation subsidiary to Genius Products, Inc. (“Genius”) in exchange for shares of Genius, as well as the assumption of debt. As a result of this transaction, we then owned, and presently continue to own, investment securities having a value in excess of forty percent of our total assets. Consequently, we fall within the definition of a non-diversified closed-end investment company, and as such, are required by the federal securities laws to register and make filings with the Securities and Exchange Commission as an investment company under the Investment Company Act of 1940 (the “Act”). Although we are not primarily engaged in the business of investing, reinvesting, owning, holding or trading in securities, and therefore do not believe that we should be characterized as an investment company within the meaning of the Act, in an abundance of caution, we have continued to make all required filings under the Act. In addition, we now mark-to-market the various equity interests comprising our assets in compliance with the accounting rules of the Act.

Our objective is to support and expand our businesses, which presently includes restaurant, gaming and lifestyle, through organic growth and acquisitions of operating companies. We are actively seeking opportunities to acquire operating businesses that would allow us to deregister under the Act and reestablish American Vantage Companies as a traditional operating company that files reports under the Securities Exchange Act of 1934. At such time as we are in a position to deregister, we will take appropriate action to do so.

Thank you for your continued interest and support in American Vantage Companies.

Sincerely,

/s/ Ronald J. Tassinari
Ronald J. Tassinari
Chairman, President and Chief Executive Officer

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2006

Assets
Investment in Genius equity securities (cost of $2,778,000)	$2,448,000
Investment in Genius warrants (cost of $1,244,000)	882,000
Cash and cash equivalents	3,915,000
Restricted cash	250,000
Investment in Border Grill Las Vegas	5,268,000
Investment in Games Media LLC	84,000
Other	831,000

$13,678,000

Liabilities
Accounts payable	$61,000
Accrued liabilities and other current payables	478,000
Note payable	523,000
Other payables	627,000

1,689,000

Net assets	$11,989,000

Analysis of net assets:
Net capital on shares of common stock	$5,927,000
Retained earnings including the cumulative effect of an accounting
change totaling $4,719,000	6,062,000

Net assets (equivalent to $2.09 per share based on 5,729,107 shares of common stock issued and outstanding; $.01 par; 100,000,000
shares authorized)	$11,989,000

The accompanying notes are an integral part of these consolidated financial statements (unaudited)

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited)

	From January 1,		From March 21,
	to		to
	March 20, 2006		June 30, 2006

General and administrative expenses		Investment income
Salaries and other compensation	$163,000	Interest income	$47,000
Related parties	55,000	Distribution income from
Other	233,000	investment in Border Grill Las Vegas	211,000
	451,000
			258,000
Operating loss	451,000
		Expenses
Non-operating expense		Salaries and other compensation	258,000
Interest income	54,000	Accounting fees	151,000
Unrealized loss on investments	(181,000)	Consulting fees	45,000
	(127,000)	Directors fees	59,000
Legal fees			122,000
Loss from continuing operations		Rent	48,000
before income tax benefit	(578,000)	Other	102,000
Income tax benefit	-
Equity in income of unconsolidated			785,000
subsidiaries	142,000
		Net investment loss	(527,000)
Net loss	$(436,000)
		Net unrealized loss on
Net loss per share — basic and		investments	(345,000)
diluted	$(0.08)
		Net decrease in net assets from
Weighted average number of		operations	$(872,000)
common shares and common
share equivalents	5,729,107

The accompanying notes are an integral part of these consolidated financial statements (unaudited)

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (unaudited)

From March 21,
to
June 30, 2006

Decrease in net assets
Operations:
Net investment loss	$(527,000)
Net unrealized loss on investments	(345,000)

Decrease in net assets resulting from operations	(872,000)

Capital share transactions:
Issuance of stock options	50,000

Total decrease in net assets	(822,000)

Net assets — at beginning of period	8,092,000
Cumulative effect of an accounting change	4,719,000

Net assets -- at end of period	$11,989,000

The accompanying notes are an integral part of these consolidated financial statements (unaudited)

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited)

	From January 1,		From March 21,
	to		to
	March 20, 2006		June 30, 2006

Cash flows from operating activities:		Cash flows from operating activities:
Net loss	$(436,000)	Net decrease in net assets from
Adjustments to reconcile net loss to net		operations	$(872,000)
cash used in operating activities:		Adjustments to reconcile net decrease
Depreciation and amortization	3,000	in net assets from operations to
Unrealized loss on investments	181,000	net cash used in operating activities:
Equity in income from unconsolidated		Depreciation and amortization	3,000
subsidiaries	(142,000)	Unrealized loss on investments	345,000
Compensation expense from issuance		Compensation expense from
of stock options	39,000	issuance of stock options	50,000
Change in operating assets and		Change in operating assets and
liabilities:		liabilities:
Accounts and other receivables	(38,000)	Other assets	(27,000)
Other current assets	3,000	Accounts payable and other
Accounts payable and other		liabilities	(6,000)
current liabilities	(68,000)	Redemption of standby letter of credit	50,000

Net cash used in operating activities	(458,000)	Net cash used in operating activities	(457,000)

Cash flows from investing activities:		Net decrease in cash and cash equivalents	(457,000)
Proceeds transferred from an escrow		Cash and cash equivalents, at beginning
account	2,500,000	of period	4,372,000
Security deposit received from		Cash and cash equivalents, at end of
subleased office	27,000	period	$3,915,000
Cash distribution from unconsolidated
restaurant subsidiary	98,000	Supplemental schedule of cash flow
		information:
Net cash provided by investing activities	2,625,000	Taxes paid	$13,000

Net increase in cash and cash equivalents	2,167,000
Cash and cash equivalents, at beginning
of period	2,205,000
Cash and cash equivalents, at end of
period	$4,372,000

Supplemental schedule of cash flow
information:
Taxes paid	$9,000

The accompanying notes are an integral part of these consolidated financial statements (unaudited)

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Note 1 - Nature of operations and summary of significant accounting policies

Effective March 21, 2006, American Vantage Companies (with its controlled subsidiaries, collectively, “AVCS” or the “Company”) registered under the Investment Company Act of 1940 (the “Act”) as a non-diversified closed-end management investment company. Prior to March 21, 2006, the Company was registered and reported under the Securities Exchange Act of 1934.

Interim financial information. The financial information as of and for January 1, to March 20, 2006 and March 21, to June 30, 2006 is unaudited but includes all adjustments (consisting only of normal recurring adjustments) that the Company considers necessary for a fair presentation of the financial position of the Company as of such dates and the operating results and cash flows of the Company for these periods. Certain information and disclosures normally included in annual financial statements have been condensed or omitted as permitted by the Securities and Exchange Commission. However, the Company believes the disclosures made are adequate for a fair presentation to ensure that the interim period financial statements are not misleading.

The Company’s results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the entire year. These consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements (and notes thereto) of the Company for the year ended December 31, 2005, which are included in the Company’s Form 10-KSB for the twelve months then ended.

Investment in Genius equity securities and warrants.  As of June 30, 2006, the Company holds 1,375,000 shares of Genius Products, Inc. (“Genius” or “GNPI”) common stock and five-year warrants to purchase an additional 950,000 shares of Genius common stock, with 250,000 warrants at an exercise price of $2.56 per share and 700,000 warrants at an exercise price of $2.78 per share. The 1,375,000 shares of Genius common stock were valued at $1.78 per share based on the closing price of the GNPI common stock on June 30, 2006.

Of the 1,375,000 shares of GNPI common stock acquired from Genius, 700,000 shares are not subject to pledges or other restrictions. The Genius common stock is traded on the over-the-counter bulletin board (“OTCBB”) under the symbol “GNPI.OB.”

Cash equivalents. The Company considers all highly liquid instruments purchased with a maturity of three months or less at date of purchase to be cash equivalents. At June 30, 2006, these primarily include government securities and money market funds with 30- to 60-day interest yield rates varying from 4.35% to 4.60%.

Restricted cash. In connection with a lease agreement, a $350,000 standby letter of credit benefiting the landlord was purchased. To the extent that the lease agreements is not in default, terms of the standby letter of credit provide for individual decreases of $50,000 on each of April 1, 2005, 2006 and 2007. The standby letter of credit, totaling $250,000 at June 30, 2006, is included in restricted cash in the consolidated statement of assets and liabilities.

In June and July 2005, the Company delivered an aggregate $2,500,000 to fund the escrow account securing a subsidiary’s guaranty obligations under certain of the promissory notes issued in February, 2003 in connection with the acquisition of a wholly-owned subsidiary. In February 2006, all of the promissory notes were repaid in full. On March 8, 2006, the Company received the escrow principal and accrued interest totaling $2,500,000 and $30,000, respectively, and the subsidiary’s guaranty of certain of the promissory notes was terminated.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Investment in Border Grill Las Vegas. The Company holds a 49% interest in the Border Grill Las Vegas, LLC (“Border Grill”) which owns and operates the Border Grill Las Vegas Restaurant at the Mandalay Bay Hotel and Casino in Las Vegas, Nevada. The Company has received a return of all of its initial capital investment and the priority return required under the operating agreement and now receives pro rata distributions from the Border Grill based on its percentage ownership. For the six months ended June 30, 2006 these pro rata distributions totaled $309,000.

Investment in Games Media LLC. The Company has a 10% non-controlling interest in an unconsolidated subsidiary, Games Media, LLC (“Games Media”), which has entered into an in-substance joint venture arrangement to create a promotional event called a video game touring festival. The Company has no capital requirement in connection with this joint venture and is not obligated to provide future financing of the activities. If, after good faith efforts by the members, there are insufficient corporate sponsors to cover all costs and expenses of staging events, the joint venture shall dissolve and liquidate, unless the members agree to the contrary.

Cumulative effect of an accounting change. As a result of its registration with the SEC as a non-diversified closed-end management investment company under the Act, effective March 21, 2006, the Company changed its accounting to carry its investments at estimated fair values. Prior to March 21, 2006, the Company was registered under the Securities Exchange Act of 1934.

Until March 20, 2006, the Company recorded its interest in the Border Grill using the equity method of accounting (based on the Company’s 49% equity interest in Border Grill’s net assets and the terms of the Border Grill operating agreement). As of March 21, 2006, the Company recorded a cumulative effect of the accounting change to report its investment in the Border Grill, based on estimated fair market value as required for entities registered under the Act.

Principles of consolidation. The consolidated financial statements include the accounts of American Vantage Companies and all of its controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated.

The Company excludes the accounts of Border Grill and Games Media in reporting its consolidated financial statements.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, which estimates may require revision in future periods. Actual results could differ from those estimates.

Stock-based compensation. Through December 31, 2005, the Company accounted for stock-based employee compensation using the intrinsic value method provided for in Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees.” Historically, the Company granted stock options to its employees with exercise prices equal to the market value on the date of grant and, accordingly, no compensation expense was recognized.

Effective on January 1, 2006, the Company adopted SFAS No. 123(R), “Share-Based Payment.” SFAS No. 123(R) required public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). This cost is recognized over the period during which an employee is required to provide services in exchange for the award. The Company adopted this standard as of such date using the modified prospective application. Under the modified prospective application, the Company expensed the cost of share-based compensation awards issued after January 1, 2006. Additionally, the Company recognized compensation cost for the portion of awards outstanding on January 1, 2006 for which the requisite services had not been rendered over the periods the requisite services will be rendered after January 1, 2006.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Based upon stock options outstanding at January 1, 2006, $39,000 and $50,000 in related compensation expense is included in the respective consolidated statements of operations for the January 1, to March 20, 2006 and March 21, to June 30, 2006 periods.

Legal defense costs. The Company does not accrue for estimated future legal and related defense costs, if any, to be incurred in connection with outstanding or threatened litigation and other disputed matters but rather, records such as period costs when the services are rendered.

Income taxes. During the six months ended June 30, 2006, the Company did not recognize a tax benefit from continuing operations related to the period’s pretax losses due to the recording of an increase in the deferred tax asset valuation allowance in the amount of $365,000. The Company recognized a deferred income tax provision in the amount of $1,604,000 related to the cumulative effect of an accounting change. The net effect of the recognition of the income tax provision related to the accounting change was a reduction in the deferred tax asset valuation allowance. The June 30, 2006 deferred tax asset has been reduced by a valuation allowance totaling $2,129,000 or 80% of the gross aggregate deferred tax assets. Such gross deferred tax assets include net operating loss carryforwards in various years available through 2026.

Note 2 - Note payable

In connection with the April 16, 2003 acquisition of the YaYa LLC business, the Company’s wholly-owned subsidiary, YaYa Media, Inc. “(YaYa”) assumed a $523,000 uncollateralized promissory note payable to certain YaYa LLC partners. Provided that YaYa has available cash resources, the promissory note provides for annual interest-only payments commencing on December 31, 2003 through maturity date. The interest rate on the promissory note is 9% per annum with a maturity date of the later of (i) May 1, 2006, or (ii) the first date that YaYa has sufficient cash resources available to repay the balance of the promissory note and all accrued but unpaid interest. During December 2004, the Company closed the YaYa business and terminated the related staff and consulting positions. The promissory note is included as a long-term note payable in the Company’s consolidated statement of assets and liabilities at June 30, 2006. YaYa’s only remaining potential source of cash flow, at June 30, 2006, is its 10% equity interest in Games Media. However, to date, Games Media has provided no cash distributions to its equity members.

Note 3 - Contingencies

In the ordinary course of business, the Company may be involved in legal proceedings regarding contractual and employment relationships, trademark or patent rights, and a variety of other matters. Contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the loss can reasonably be estimated. The Company discloses contingent liabilities when there is a reasonable possibility that the ultimate loss will materially exceed the recorded liability. Estimating probable losses requires analysis of multiple factors, in some cases including judgments about the potential actions of third party claimants and courts. Therefore, actual losses in any future period are inherently uncertain. Currently, the Company believes, that no pending legal proceedings or claims, in the ordinary course of business, will have a material impact on the Company’s financial position or results of operations and, accordingly, has not recorded estimated minimum losses in connection with these matters. However, if actual or estimated probable future losses exceed the recorded liability for such claims, additional charges may be recorded as other expense in the Company’s consolidated statement of operations during the period in which the actual loss or change in estimate occurs.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)
Note 4 - Financial highlights

From March 21,
to
June 30, 2006

Per share operating performance (for a share of
capital stock outstanding throughout the period):
Net asset value, beginning of period	$2.24
Loss from investment operations —
Net investment loss	(0.09)
Net unrealized loss on investments	(0.06)

Net asset value, at end of period	$2.09

Total return	-4.10%

Supplemental data:
Net assets, end of period	$11,989,000
Ratio to average net assets —
Expenses	19.20%
Net investment loss	12.89%
Average amount of debt per share	$0.09
Portfolio turnover rate	0.00%

The total return calculation has not been annualized for March 21, through June 30, 2006. The ratio to average net assets calculations for expenses and net investment loss have been annualized for March 21, through December 31, 2006.

For March 21, through June 30, 2006, there were no investment advisory fee waivers or operating expense subsidies that would impact the ratio to average net assets-expenses calculation.

Item 2.  Code of Ethics.

Item 2 information is only required in an annual report on Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Item 3 information is only required in an annual report on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Item 4 information is only required in an annual report on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Item 5 information is only required in an annual report on Form N-CSR.

Item 6.  Schedule of Investments.

				Value at	Percentage of investments at
			Number of	December	December
	Name of unaffiliated user	Title of issue	Shares	31, 2006	31, 2006

Common stock:
	Genius Products, Inc. (GNPI.OB)		775,000	$2,108,000	21.4%
	Genius Products, Inc.		600,000	1,632,000	16.6%

				3,740,000	38.0%

Warrants:
	Genius Products, Inc.	$2.56 warrants	250,000	405,000	4.1%
	Genius Products, Inc.	$2.78 warrants	700,000	1,092,000	11.1%

				1,497,000	15.2%

Other:
	Border Grill Las Vegas, LLC	Member shares		4,600,000	46.8%

				$9,837,000	100.0%

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management    Investment Companies.

Item 7 information is only required in an annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item 8 information is only required in an annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and    Affiliated Purchasers.

The Company made no purchases of equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no matters submitted to a vote of the security holders or material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors during the period covered by this report.

Item 11. Controls and Procedures.

An evaluation was performed, as of June 30, 2006, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Accounting Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rules 30a-3(c) under the Investment Company Act of 1940. Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose in reports that the Company’s files or submits under the Investment Company Act of 1940 are recorded, processed, summarized and reported, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Accounting Officer, as appropriate, to allow timely decisions regarding required disclosure.

There has been no change in the Company’s internal controls over financial reporting that occurred during the first and second quarters of 2006 that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting.

Item 12. Exhibits.

1.1	Certification of Ronald J. Tassinari pursuant to Rule 30a-2(a) under the Investment Company Act.*

1.2	Certification of Anna M. Morrison pursuant to Rule 30a-2(a) under the Investment Company Act.*

1.3	Certification of Ronald J. Tassinari and Anna M. Morrison pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 *

* Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Vantage Companies
By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari President and Chief Executive Officer Date: May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Vantage Companies
By:	/s/ Anna M. Morrison
Anna M. Morrison Chief Accounting Officer (Principal Financial Officer) Date: May 10, 2007